Investments - Summary of companies using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Investment [Line Items]
Total assets	€ 1,522,695	€ 1,459,271	[1]	€ 1,444,305	€ 1,443,069
Total liabilities	(1,412,036)	(1,351,910)	[1]	(1,337,472)	€ (1,337,707)
Goodwill	24,246	25,466	[1]	25,769		€ 26,724
Profit (loss)	8,116	9,315	[2],[3],[4]	8,207
Group's share of profit	324	737	[2]	704
Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	165,386	74,765		63,093
Total liabilities	(143,987)	(58,153)		(51,242)
Net assets	21,399	16,612		11,851
Total revenue	14,172	12,174		12,536
Profit (loss)	1,375	1,867		1,699
Equity Investments
Investment [Line Items]
Net assets	8,772	7,588		6,184
Net assets excluding goodwill	6,729	6,157		4,194
Goodwill	2,043	1,431		1,990
Zurich Santander Insurance America S.L.
Investment [Line Items]
Goodwill	526	526		526
Group's share of profit	197	194		241
Zurich Santander Insurance America S.L. | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	15,865
Total liabilities	(14,875)
Total revenue	5,579
Profit (loss)	406
Caceis
Investment [Line Items]
Goodwill	466	0		0
Caceis | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	88,015
Total liabilities	(84,045)
Total revenue	1,632
Profit (loss)	159
Allianz Popular, S.L.
Investment [Line Items]
Goodwill	347	347		347
Group's share of profit	30	45		15
Allianz Popular, S.L. | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	2,749
Total liabilities	(2,593)
Total revenue	361
Profit (loss)	76
Santander Securities Services Latam Holding, S.L.
Investment [Line Items]
Goodwill	207	0		0
Santander Insurance
Investment [Line Items]
Goodwill	205	205		205
Santander Insurance | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	2,424
Total liabilities	(2,024)
Total revenue	817
Profit (loss)	84
Wizink Bank, S.A.
Investment [Line Items]
Goodwill	0	0		553
Group's share of profit	€ 0	€ 56		€ 36

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[4]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).